Inventory (Details Narrative) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Inventory [Line Items]
Inventory impairment charge	$ 5,384	$ 0
Due To Lower Of Cost Or Market Adjustments For Work In Progress Goods [Member]
Inventory [Line Items]
Inventory impairment charge	2,129
Due To Lower Of Cost Or Market Adjustments For Finished Goods [Member]
Inventory [Line Items]
Inventory impairment charge	$ 3,255